Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units
A summary of the Company’s outstanding restricted shares, phantom share units, and restricted stock units as of and for the twelve months ended December 31, 2022, 2021, and 2020 are presented below:

	Restricted shares		Phantom share units		Restricted stock units		Stock options
	Number of shares	W.A. grant date FV	Number of units	W.A. grant date FV	Number of units	W.A. grant date FV	Number of options	W.A. grant date FV
December 31, 2019	67,400	$8.15	507,001	$12.53	576,964	$8.01	500,000	$2.45
Granted	1,051,492	7.84	—	—	1,824,786	7.83	1,500,000	2.57
Vested and exercised	(67,400)	8.15	(20,000)	6.85	(313,231)	9.32	—	—
Cancelled	—	—	—	—	(79,635)	9.84	—	—
December 31, 2020	1,051,492	$7.84	487,001	$12.76	2,008,884	$7.57	2,000,000	$2.54
Granted	75,910	10.79	—	—	819,381	13.44	—	—
Vested and exercised	(1,051,492)	7.84	—	—	(326,135)	10.26	—	—
Cancelled	(11,984)	10.62	—	—	(35,402)	12.45	—	—
December 31, 2021	63,926	$10.82	487,001	$12.76	2,466,728	$9.10	2,000,000	$2.54
Granted	5,556,610	14.20	—	—	336,313	14.45	—	—
Vested and exercised	(5,563,926)	14.16	(32,001)	16.37	(1,077,081)	9.41	—	—
Cancelled	—	—	—	—	(73,336)	13.65	—	—
December 31, 2022	56,610	$14.25	455,000	$12.51	1,652,624	$6.16	2,000,000	$2.54
Vested and excercisable, December 31, 2022	—	$—	455,000	$12.51	—	$—	1,000,000	$2.56